Convertible Promissory Note (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Promissory Note [Abstract]
Fair Value Conversion Feature Using Black-Scholes Option Pricing
The derivative liability is remeasured at fair value through profit or loss at each reporting period using the Black-Scholes pricing model using the following assumptions:

	December 31, 2021	December 31, 2020

Risk-free interest rate	0.12%	0.10 – 0.34%
Estimated life	0.5-0.75 years	0.5-0.75 years
Expected volatility	97% - 140%	60% - 101%
Expected dividend yield	0.00%	0.00%

Outstanding Balances of Convertible Notes
The balance of our outstanding convertible notes as of December 31, 2021 are set forth in the table below. As of the date of the filing of this amended Form 20-F/A, there remained no balance on the March 12, 2021 note as all tranches had been fully converted and the note retired.  See (5) below for a description and subsequent balance relating to the September 2021 convertible note.

Date of Note	USD Principal amount outstanding at December 31, 2021 (CAD)
April 13, 2021	$257,740 (CAD - $326,763)

May 27, 2021	$365,733 (CAD - $463,727)

September 15, 2021	$776,844 (CAD - $914,171)

November 23, 2021	$670,204 (CAD - $724,566)

Total amount outstanding	$2,070,521 (CAD - $2,429,227)

Changes in Fair Value of Derivative and Loan Balances
The changes in the fair value of the derivative and loan balances were as follows:

	Convertible Debt $	Derivative Liability $

Balance, December 31, 2019	-	-
Additions	890,663	302,035
Interest expense	77,640	-
Accretion	246,291	-
Change in fair value of derivative liability	-	866,238
Conversion of convertible debt	(384,820)	(373,642)
Foreign exchange on loan	(63,704)	-
Balance, December 31, 2020	766,070	794,631
Additions	2,653,829	503,848
Interest expense	198,092	-
Accretion	552,151	-
Change in fair value of derivative liability	-	112,387
Conversion of convertible debt	(1,766,066)	(1,204,140)
Foreign exchange on loan	25,151	-

Balance, December 31, 2021	2,429,227	206,726